Capital Stock (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Equity, Class of Treasury Stock [Line Items]
Long-term dividend payout ratio target, lower range (in hundredths)	30.00%
Long-term dividend payout ratio target, upper range (in hundredths)	35.00%
Stock repurchased during current fiscal year, value	$ 615,000,000	$ 40,000,000
Shares of common stock reserved for future issuances (in shares)	56.5
Common Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased during current fiscal year, value	0	1,151,000,000	1,784,000,000
Common Stock [Member] | 2009 Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized maximum amount	2,000,000,000
Stock repurchased during current fiscal year, value	0	0	360,000,000
Common Stock [Member] | 2011 Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized maximum amount	1,000,000,000
Stock repurchased during current fiscal year, value	0	0	1,000,000,000
Common Stock [Member] | 2012 Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized maximum amount	2,000,000,000
Stock repurchased during current fiscal year, value	$ 0	$ 1,151,000,000	$ 424,000,000